Pledged of Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Carrying Value of Group's Assets Pledged to Secure Credit Facilities

At the end of each reporting period, the carrying value of the Group’s assets which were pledged to secure credit facilities granted to the Group are as follows:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Bank deposits	32,100	35,200	5,410
Property, plant and equipment	65,756	59,750	9,183
Prepaid lease payments	59,196	57,656	8,862

	157,052	152,606	23,455